Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 159.7	$ 83.2
Transaction costs on long-term debt	22.7	1.1
Interest on lease liabilities	7.7	5.4
Net interest on employee future benefit liabilities	6.5	4.6
Interest and commitment fees on revolving credit facilities	7.2	21.0
Other	5.5	(0.5)
Financing costs	209.3	114.8
Financing income	(16.6)	(6.0)
Total	$ 192.7	$ 108.8